Revenues, Tau-PET imaging agent in AD -2014 Agreement with Life Molecular Imaging (formerly Piramal Imaging SA) (Details) € in Thousands, SFr in Thousands	3 Months Ended									12 Months Ended
	Dec. 31, 2018 CHF (SFr)	Sep. 30, 2018 CHF (SFr)	Jun. 30, 2018 CHF (SFr)	Mar. 31, 2018 CHF (SFr)	Dec. 31, 2017 CHF (SFr)	Sep. 30, 2017 CHF (SFr)	Jun. 30, 2017 CHF (SFr)	Mar. 31, 2017 CHF (SFr)	Mar. 31, 2017 EUR (€)	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2016 CHF (SFr)	Dec. 31, 2018 EUR (€)	Dec. 31, 2015 CHF (SFr)	Dec. 31, 2015 EUR (€)	May 31, 2014 CHF (SFr)	May 31, 2014 EUR (€)
Revenues [Abstract]
Recognized revenues	SFr 1,403	SFr 2,305	SFr 2,028	SFr 1,458	SFr 16,422	SFr 1,074	SFr 753	SFr 2,006		SFr 7,194	SFr 20,255	SFr 23,214
2014 Agreement with Life Molecular Imaging (formerly Piramal Imaging SA) Imaging [Member]
Revenues [Abstract]
Recognized revenues										SFr 0	1,080	7
Tau-PET Imaging Agent in AD [Member] | 2014 Agreement with Life Molecular Imaging (formerly Piramal Imaging SA) Imaging [Member]
Revenues [Abstract]
Period to provide notice of termination of agreement										3 months
Cumulative payments received														SFr 664	€ 500
Milestone payment recognized								SFr 1,100	€ 1,000
Collaboration contract receivable for clinical milestones	7,000									SFr 7,000			€ 6,000
Collaboration contract receivable for regulatory, commercialization and sales milestones	SFr 171,000									171,000			€ 150,000
Recognized revenues										SFr 0	SFr 1,100	SFr 700
Tau-PET Imaging Agent in AD [Member] | 2014 Agreement with Life Molecular Imaging (formerly Piramal Imaging SA) Imaging [Member] | Top of Range [Member]
Revenues [Abstract]
Total potential collaboration agreement value																SFr 179,000	€ 157,000